Disposition of OCEN and Radiopolis, and Transaction with UH II - Ocen (Details) - MXN ($) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 06, 2021	Sep. 13, 2021	Jan. 01, 2020	Jul. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Accounts receivable					$ 13,093,011	$ 12,343,797
Pretax income					14,100,563	5,530,724	$ 8,775,258
OCEN and subsidiaries
Disclosure of associates [line items]
Ownership (as a percent)	40.00%	40.00%		40.00%
Cash consideration received for the disposal of assets and liabilities				$ 5,206,000	4,806,549
Share of income in OCEN for 2019			$ 147,975		$ 147,975	$ 147,975
Retaining percentage to cover losses					7.00%
Accounts receivable					$ 364,420
Pretax income					$ 4,547,029